Designated Accounting Hedges - Summary of Hedge Accounting Impact on the Consolidated Statement of Comprehensive Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Amount reclassified from accumulated OCI to income (before-tax)	$ 0	$ 0
Tax benefit (expense)	(590)	152
Cash flow hedges [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Beginning balance of AOCI -hedge reserve (after-tax)	(1,026)	(662)
Change in the value of the hedging instrument recognized in OCI (before-tax)	3,252	(328)
Amount reclassified from accumulated OCI to income (before-tax)	(1,127)	(188)
Tax benefit (expense)	(590)	152
Ending balance of AOCI - hedge reserve (after-tax)	509	(1,026)
Hedge ineffectiveness gains (losses) recognized in income	6	1
Cash flow hedges [member] | Foreign Exchange Risks [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Beginning balance of AOCI -hedge reserve (after-tax)	(27)	(13)
Change in the value of the hedging instrument recognized in OCI (before-tax)	710	609
Amount reclassified from accumulated OCI to income (before-tax)	(701)	(628)
Tax benefit (expense)	(2)	5
Ending balance of AOCI - hedge reserve (after-tax)	(20)	(27)
Hedge ineffectiveness gains (losses) recognized in income	3
Cash flow hedges [member] | Interest rate risk [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Beginning balance of AOCI -hedge reserve (after-tax)	(970)	(655)
Change in the value of the hedging instrument recognized in OCI (before-tax)	1,622	(649)
Amount reclassified from accumulated OCI to income (before-tax)	270	200
Tax benefit (expense)	(526)	134
Ending balance of AOCI - hedge reserve (after-tax)	396	(970)
Hedge ineffectiveness gains (losses) recognized in income	3	1
Cash flow hedges [member] | Equity share price risk [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Beginning balance of AOCI -hedge reserve (after-tax)	(29)	6
Change in the value of the hedging instrument recognized in OCI (before-tax)	920	(288)
Amount reclassified from accumulated OCI to income (before-tax)	(696)	240
Tax benefit (expense)	(62)	13
Ending balance of AOCI - hedge reserve (after-tax)	133	(29)
NIFO hedges [member] | Foreign Exchange Risks [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Beginning balance of AOCI -hedge reserve (after-tax)	(2,948)	(2,136)
Change in the value of the hedging instrument recognized in OCI (before-tax)	(267)	(838)
Tax benefit (expense)		26
Ending balance of AOCI - hedge reserve (after-tax)	$ (3,215)	$ (2,948)